SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL
Schedule of subscribed and paid-in capital

The subscribed and paid-in capital is the following:

Share capital	December 31, 2019	December 31, 2018
Authorized shares	1,400,000,000	1,400,000,000
Subscribed and paid-in shares:
Ordinary shares with a nominal value of COP 500 pesos	509,704,584	509,704,584
Preferred shares with dividend without voting rights with nominal value of COP 500 pesos	452,122,416	452,122,416
Total shares	961,827,000	961,827,000
Subscribed and paid capital (nominal value)	480,914	480,914

Schedule of dividends

The annual net profits of Bancolombia must be applied as follows: (i) first, an amount equal to 10.00% of Bancolombia’s net profits to a legal reserve until such reserve is equal to at least 50.00% of the Bank’s paid-in capital; (ii) second, to the payment of the minimum dividend on the preferred shares; and (iii) third, as may be determined in the ordinary annual stockholders’ meeting by the vote of the holders of a majority of the shares entitled to vote.

Dividends declared with respect to	Cash dividends per share
net income earned in:	(Stated in COP)
2019	1,638
2018	1,092
2017	1,020
2016	950
2015	888
2014	830